--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                   VALUE LINE
                                   EMERGING
                                 OPPORTUNITIES
                                   FUND, INC.

                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

SMALL-CAP INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING LIQUIDITY AND VOLATILITY.


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #523579

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
                                                      TO OUR VALUE LINE EMERGING
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended September 30, 2002, the Value Line Emerging Opportunities Fund had a total return of -15.93%, versus a total return of -27.97% for the Russell 2000, an index of U.S. small-capitalization stocks.(1)


In this difficult environment, your Fund is performing better than the great majority of its peers. The Fund ranked in the top 3% of its Lipper category for the year ending September 30th, the top 2% for three years, and the top 4% for five years.(2)


Our highly disciplined and consistent stock selection strategy is the key to the Fund's long-term success. We invest in winners: companies showing strong relative earnings momentum or strong relative stock price momentum. In other words, we buy only stocks that are already doing well. Just as important, we sell quickly when a company falters in its earnings or stock price. This combined buying and selling discipline has allowed the Fund to sidestep many landmines over the past 21/2 years.

The Fund's portfolio is widely diversified with about 450 holdings across many industries. No single holding represents as much as 0.5% of total assets. The median market cap is about $900 million.


The financial press continues to recognize your Fund not only for its performance, but also for its attention to risk, its moderate expense ratio, and its tax efficiency. We are prepared to capitalize on the opportunities that lie ahead, while always maintaining our strict investment discipline. Thank you for investing with us.


                                  Sincerely,


                                  /s/ Jean Bernhard Buttner
                                  Jean Bernhard Buttner
                                  CHAIRMAN AND PRESIDENT


November 7, 2002

--------------------------------------------------------------------------------
(1) THE RUSSELL 2000 INDEX IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND
    IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) LIPPER RANKED THE VALUE LINE EMERGING OPPORTUNITIES FUND 14TH OUT OF 495 MID-CAP GROWTH FUNDS BASED ON RETURN FOR THE YEAR ENDED 9/30/02, 6TH OUT
    OF 305 MID-CAP GROWTH FUNDS FOR THE 3 YEARS ENDED 9/30/02, AND 7TH OUT OF 206 MID-CAP GROWTH FUNDS FOR THE 5 YEARS ENDED 9/30/02.
--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

OPPORTUNITIES FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy is continuing to struggle in its attempt to forge a durable recovery. For example, after starting the year strongly, with gross domestic product surging by 5.0% in the first quarter, growth slackened in the April-to-June period, with GDP gaining just 1.3%. The upturn subsequently stepped up a notch in the third quarter, with GDP growth increasing to 3.1%, on the strength of healthy levels of consumer spending and further gains in housing demand. Now, the business expansion is faltering anew, with growth being held in check by declines in consumer confidence, rising unemployment, sluggish manufacturing, and mounting concerns about a war with Iraq. The Federal Reserve, which is concerned as well about the slowing pace of business activity, recently voted to reduce short-term interest rates by a half of a percentage point, a larger cut than most had anticipated. We now believe that the Fed has completed its monetary easing cycle.


All told, we project that GDP growth for the final three months of 2002 will average a tepid 1%-2%. Growth should then step up a notch in 2003, with help from the succession of interest rate reductions enacted during 2001 and 2002, the expected satisfactory resolution of the conflict with Iraq, and the emergence of the beleaguered capital goods sector from its prolonged slump. In all, we expect the rate of GDP growth to increase to 2%, or so, in the opening quarter of the new year and to then move into the 3% area, or slightly better, over the balance of the year. A healthier rate of corporate earnings growth should accompany this likely modest acceleration in GDP growth.


Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now forecast, or a prolonged rise in oil prices stemming from a surprisingly long conflict with Iraq, inflation should continue to be held in comparative check through the middle years of this decade.

                           FROM 6/23/93+ TO 9/30/02

Performance Data:*

                                                     AVERAGE ANNUAL
                                                      TOTAL RETURN
                                                    ---------------
1 year ended September 30, 2002 ...................       -1.48%
5 years ended September 30, 2002 ..................       +7.56%
From June 23, 1993+ to September 30, 2002 .........      +12.85%
--------------------------------------------------------------------------------
+ COMMENCEMENT OF OPERATIONS.

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE
  INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
  THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS
  ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION
  OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
  REDEMPTION OF FUND SHARES.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES                                                        VALUE
--------                                                    -----------------
COMMON STOCKS (89.0%)
           ADVERTISING (0.2%)
 8,250     Harte-Hanks, Inc. ............................   $ 153,533

           AEROSPACE/DEFENSE (1.9%)
 3,600     Alliant Techsystems, Inc.* ...................     249,300
 6,000     Aviall, Inc.* ................................      61,140
 5,700     DRS Technologies, Inc.* ......................     212,154
 6,200     Ducommun Inc.* ...............................     109,182
 1,500     Engineered Support Systems, Inc. .............      85,560
 2,000     ESCO Technologies, Inc.* .....................      64,600
 3,000     L-3 Communications Holdings, Inc.*                 158,100
 7,500     MTC Technologies, Inc.* ......................     162,375
 4,200     Moog Inc. Class "A"* .........................     118,692
 9,000     Rockwell Collins, Inc. .......................     197,460
 5,000     United Industrial Corp. ......................     100,750
                                                            ---------
                                                            1,519,313
           APPAREL (0.8%)
 5,400     Columbia Sportswear Co.* .....................     187,488
 3,000     Jos. A. Bank Clothiers, Inc.* ................      53,730
 2,000     Liz Claiborne, Inc. ..........................      49,900
 5,300     Mothers Work, Inc.* ..........................     201,559
 3,700     OshKosh B'Gosh, Inc.
            Class "A" ...................................     127,132
                                                            ---------
                                                              619,809
           AUTO PARTS (0.8%)
 3,800     Advance Auto Parts, Inc.* ....................     200,412
 6,000     ArvinMeritor Inc. ............................     112,200
 3,000     Dura Automotive Systems, Inc.* ...............      36,750
 7,300     Gentex Corp.* ................................     198,341
 4,800     Keystone Automotive
            Industries, Inc.* ...........................      79,200
                                                            ---------
                                                              626,903

 SHARES                                                        VALUE
--------                                                    -----------------
           BANK (10.5%)
 4,700     Alabama National BanCorporation* .............   $ 212,816
 5,300     BB&T Corp. ...................................     185,712
 8,300     BancorpSouth, Inc. ...........................     163,510
 7,200     Bank of Hawaii Corp. .........................     200,880
 1,500     Bank of the Ozarks, Inc. .....................      34,350
11,200     BankUnited Financial Corp.
            Class "A"* ..................................     178,640
 6,700     Boston Private Financial
            Holdings, Inc. ..............................     142,710
   800     CPB, Inc. ....................................      36,936
 7,700     CVB Financial Corp. ..........................     168,938
 2,700     Cathay Bancorp, Inc. .........................     105,300
 8,500     City Holding Co. .............................     218,790
 3,500     City National Corp. ..........................     163,695
 4,600     Commerce Bancorp, Inc. .......................     190,946
 7,700     Community First Bankshares, Inc. .............     214,676
 6,700     Compass Bancshares, Inc. .....................     198,521
 8,325     Dime Community Banshares, Inc. ...............     178,322
 6,300     East West Bancorp, Inc. ......................     212,688
 7,000     F.N.B. Corp. .................................     196,140
 1,600     First Citizens BancShares, Inc.
            Class "A" ...................................     168,000
 4,700     First Community Bancorp. .....................     135,689
 6,400     First Niagara Financial Group, Inc. ..........     202,176
 6,500     First State Bancorporation ...................     160,225
11,000     Fulton Financial Corp. .......................     206,800
 9,000     Hibernia Corp. Class "A" .....................     179,910
 5,850     Independent Bank Corp. .......................     193,635
 3,800     International Bancshares Corp. ...............     147,782
10,600     Local Financial Corp.* .......................     146,386
 4,800     MAF Bancorp, Inc. ............................     148,320
 5,500     MB Financial, Inc. ...........................     184,250
 2,000     NBT Bancorp, Inc. ............................      34,698
 5,000     North Fork Bancorporation, Inc. ..............     189,200
 8,400     Pacific Capital Bancorp ......................     228,127
 6,300     Popular, Inc. ................................     199,080
12,000     Republic Bancorp Inc. ........................     156,000

--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                         VALUE
--------------                                                  ----------------
     6,900       S & T Bancorp, Inc. ........................   $ 173,742
     6,000       Sandy Spring Bancorp, Inc. .................     184,800
     9,300       South Financial Group, Inc. (The) ..........     196,137
     5,800       Southwest Bancorporation of
                  Texas, Inc.* ..............................     211,178
    14,100       Sterling Bancshares, Inc. ..................     184,287
     5,700       Texas Regional Bancshares, Inc.
                  Class "A" .................................     190,893
    14,000       TrustCo Bank Corp. NY ......................     148,092
     9,000       Trustmark Corp. ............................     206,280
     4,400       UCBH Holdings, Inc. ........................     173,140
    12,000       Umpqua Holdings Corp. ......................     197,160
     7,000       United Bankshares Inc. .....................     203,070
     6,500       Valley National Bancorp ....................     172,900
    15,000       W Holding Company, Inc. ....................     244,500
     9,000       Washington Trust Bancorp, Inc. .............     177,660
     4,800       Whitney Holding Corp. ......................     153,168
                                                                ---------
                                                                8,500,855
                 BANK -- MIDWEST (1.4%)
     5,562       BOK Financial Corp.* .......................     180,765
     4,700       Commerce Bancshares, Inc. ..................     183,629
     4,750       First Financial Bankshares, Inc. ...........     173,090
     5,950       First Midwest Bancorp, Inc. ................     159,817
     4,600       Hancock Holding Co. ........................     216,103
     2,000       Pacific Northwest Bancorp ..................      54,817
     3,500       TCF Financial Corp. ........................     148,155
                                                                ---------
                                                                1,116,376
                 BEVERAGE --
                  ALCOHOLIC (0.1%)
     5,000       Constellation Brands, Inc.
                  Class "A"* ................................     115,500

                 BEVERAGE SOFT DRINK (0.1%)
     3,000       Cott Corp* .................................      45,450

                 BIOTECHNOLOGY (0.3%)
    17,000       Telik, Inc.* ...............................     210,460

    SHARES                                                         VALUE
--------------                                                  ----------------
                 BUILDING MATERIALS (0.9%)
     1,800       American Woodmark Corp. ....................   $  91,332
     2,400       Ameron International Corp. .................     118,056
     3,900       Genlyte Group Inc.* ........................     138,528
     4,500       Jacobs Engineering Group, Inc.* ............     138,960
     4,000       Trex Co., Inc.* ............................     109,360
     5,200       Universal Forest Products, Inc. ............      97,864
                                                                ---------
                                                                  694,100
                 CHEMICAL --
                  DIVERSIFIED (0.7%)
     4,300       Air Products & Chemicals, Inc. .............     180,643
     6,600       Albemarle Corp. ............................     166,914
     5,200       CUNO, Inc.* ................................     160,420
     4,000       Cytec Industries Inc.* .....................      87,800
                                                                ---------
                                                                  595,777
                 CHEMICAL --
                  SPECIALTY (1.2%)
     5,000       EcoLab Inc. ................................     208,650
     7,000       Ferro Corp. ................................     161,700
     2,000       MacDermid, Inc. ............................      39,900
    19,000       PolyOne Corp ...............................     163,210
     4,000       Praxair, Inc. ..............................     204,440
     4,000       Sigma-Aldrich Corp. ........................     197,080
                                                                ---------
                                                                  974,980
                 COMPUTER &
                  PERIPHERALS (0.9%)
     4,000       Inter-Tel, Inc. ............................      81,400
    16,000       NetScreen Technologies, Inc.* ..............     173,600
     3,400       ScanSource, Inc.* ..........................     197,370
     3,600       Tech Data Corp.* ...........................      95,040
     3,900       Zebra Technologies Corp.* ..................     205,491
                                                                ---------
                                                                  752,901
                 COMPUTER SOFTWARE &
                  SERVICES (2.0%)
     3,000       ANSYS, Inc.* ...............................      51,690
     4,200       Certegy, Inc.* .............................      84,420
     4,000       Cognizant Technology
                  Solutions Corp. Class "A"* ................     229,880

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                         VALUE
--------------                                                  ----------------
    19,300       DucoCorp International, Inc.* ..............   $ 208,826
    12,300       Intergraph Corp.* ..........................     210,207
    14,000       Neoware Systems, Inc.* .....................     196,700
    13,000       PracticeWorks, Inc.* .......................     224,900
     7,300       SRA International, Inc.* ...................     208,999
    24,000       VitalWorks, Inc.* ..........................     174,480
                                                                ---------
                                                                1,590,102
                 DIVERSIFIED COMPANY (1.5%)
     4,500       Ametek, Inc. ...............................     131,040
    12,500       GenCorp, Inc. ..............................     125,625
     2,500       Hillenbrand Industries, Inc. ...............     135,750
     1,000       Mathews International Corp.
                  Class "A" .................................      23,064
     4,400       Nortek, Inc.* ..............................     190,388
     3,700       Pentair, Inc. ..............................     137,529
     3,200       Teleflex, Inc. .............................     145,856
     7,000       Valmont Industries, Inc. ...................     163,450
    12,500       Walter Industries, Inc. ....................     153,500
                                                                ---------
                                                                1,206,202
                 DRUG (2.2%)
     6,000       American Pharmaceutical
                  Partners, Inc.* ...........................      97,980
    15,000       Bentley Pharmaceuticals, Inc.* .............     127,500
    10,000       EON Labs, Inc.* ............................     215,800
    15,200       EXACT Sciences Corp.* ......................     203,224
     2,600       Forest Laboratories, Inc.* .................     213,226
    18,000       Immucor, Inc.* .............................     292,500
    14,000       NBTY, Inc.* ................................     181,720
     5,000       Neurocine Biosciences, Inc.* ...............     204,209
     7,300       Pharmaceutical Resources, Inc.* ............     204,254
     1,800       Scios Inc.* ................................      45,810
                                                                ---------
                                                                1,786,223

    SHARES                                                         VALUE
--------------                                                  ----------------
                 EDUCATIONAL
                  SERVICES (1.8%)
     6,075       Apollo Group, Inc. Class "A"* ..............   $ 263,837
     6,800       Bright Horizons Family
                  Solutions, Inc.* ..........................     189,720
     6,000       Career Education Corp.* ....................     288,048
     6,000       Corinthian Colleges, Inc.* .................     226,440
     4,600       Education Management Corp.* ................     203,642
     7,600       ITT Educational Services, Inc.* ............     142,652
     3,000       Strayer Education, Inc. ....................     178,470
                                                                ---------
                                                                1,492,809
                 ELECTRIC UTILITY --
                  CENTRAL (0.2%)
     5,800       Otter Tail Corp. ...........................     152,772

                 ELECTRICAL
                  EQUIPMENT (0.2%)
    10,525       AAON, Inc.* ................................     178,083
                 ELECTRONICS (0.9%)
     1,500       Harman International Industries, Inc. ......      77,625
     5,500       Harris Corp. ...............................     184,195
     6,000       Herley Industries, Inc.* ...................     111,420
     7,200       Imation Corp.* .............................     203,976
    10,000       Paxar Corp.* ...............................     145,400
                                                                ---------
                                                                  722,616
                 ENTERTAINMENT (1.5%)
     7,600       Belo Corp. Series "A" ......................     166,288
     6,000       Cox Radio, Inc. Class "A"* .................     156,960
    10,000       Cumulus Media, Inc.
                  Class "A"* ................................     176,500
     3,200       Entercom Communications Corp.* .............     151,584
     7,000       Hearst-Argyle Television, Inc.* ............     173,880
    10,000       Racing Champions Corp.* ....................     163,400
     1,000       Saga Communications, Inc.* .................      18,500
    13,000       Sinclair Broadcast Group, Inc.* ............     178,100
                                                                ---------
                                                                1,185,212
--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                         VALUE
--------------                                                  ----------------
                 ENTERTAINMENT
                  TECHNOLOGY (0.8%)
     6,450       Activision, Inc.* ..........................   $ 154,349
     3,200       Electronics Boutique
                  Holdings Corp.* ...........................      87,840
    18,000       Pinnacle Systems, Inc.* ....................     194,400
    19,000       Scientific Games Corp. Class "A"* ..........     127,319
     4,200       THQ, Inc.* .................................      87,360
                                                                ---------
                                                                  651,268
                 ENVIRONMENTAL (0.6%)
     4,000       Headwaters, Inc.* ..........................      55,280
     7,200       Stericycle, Inc.* ..........................     244,224
     5,700       Waste Connections, Inc.* ...................     198,303
                                                                ---------
                                                                  497,807
                 FINANCIAL SERVICES --
                  DIVERSIFIED (2.2%)
     5,200       Brown & Brown, Inc. ........................     156,000
     7,500       Doral Financial Corp. ......................     181,050
     6,600       Financial Federal Corp.* ...................     210,210
     5,000       Hilb, Rogal & Hamiliton Co. ................     206,250
    14,000       LendingTree, Inc.* .........................     206,360
     6,700       New Century Financial Corp.* ...............     156,780
     4,000       Triad Guaranty Inc.* .......................     139,280
     4,100       Unitrin, Inc. ..............................     125,870
     7,000       Wintrust Financial Corp. ...................     200,550
     6,500       Willis Group Holdings Ltd.* ................     217,685
                                                                ---------
                                                                1,800,035
                 FOOD PROCESSING (1.7%)
     5,100       Dean Foods Co.* ............................     202,878
    16,000       Del Monte Foods Co.* .......................     130,720
     5,500       Dole Food Co., Inc. ........................     159,665
     9,000       Fresh Del Monte Produce, Inc. ..............     230,310
      8000       Interstate Bakeries Corp. ..................     212,560
     4,300       J & J Snack Foods Corp.* ...................     158,455
    11,800       Peet's Coffee & Tea, Inc.* .................     151,040
     6,400       Ralcorp Holdings, Inc. .....................     136,128
                                                                ---------
                                                                1,381,756

    SHARES                                                         VALUE
--------------                                                  ----------------
                 FOOD WHOLESALERS (0.2%)
     4,800       Performance Food Group Co.* ................   $ 163,008

                 FURNITURE/HOME
                  FURNISHINGS (0.6%)
     6,000       Ethan Allen Interiors, Inc. ................     194,160
     6,500       La-Z-Boy, Inc. .............................     150,800
     7,500       Tuesday Morning Corp.* .....................     136,575
                                                                ---------
                                                                  481,535
                 GROCERY (0.2%)
     4,000       Wild Oats Markets, Inc.* ...................      36,320
     3,800       Whole Foods Market, Inc.* ..................     162,792
                                                                ---------
                                                                  199,112
                 HEALTHCARE INFORMATION
                  SYSTEMS (0.1%)
     3,400       Cerner Corp.* ..............................     119,714

                 HOME APPLIANCE (0.5%)
     5,000       Black & Decker Corp. .......................     209,650
     3,600       Toro Company (The) .........................     202,500
                                                                ---------
                                                                  412,150
                 HOME BUILDING (0.3%)
     6,200       Hovnanian Enterprises, Inc.* ...............     209,560

                 HOTEL/GAMING (1.8%)
    15,000       Boyd Gaming Corp.* .........................     280,050
     8,900       Choice Hotels, Inc.* .......................     205,679
     9,000       GTECH Holdings Corp.* ......................     223,380
     2,400       International Game Technology* .............     165,936
     9,000       Isle of Capris Casinos, Inc.* ..............     150,120
     5,800       MGM Mirage, Inc.* ..........................     216,340
    13,000       Penn National Gaming, Inc.* ................     245,440
                                                                ---------
                                                                1,486,945
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                         VALUE
--------------                                                   ---------------
                 HOUSEHOLD
                  PRODUCTS (1.5%)
     6,400       Church & Dwight Co., Inc. ...................   $ 212,160
     9,000       Dial Corp. (The) ............................     193,140
     7,300       Energizer Holdings, Inc.* ...................     221,920
     4,500       Lancaster Colony Corp. ......................     189,540
     6,400       Newell Rubbermaid, Inc. .....................     197,568
     4,000       Rent-A-Center, Inc.* ........................     207,800
                                                                 ---------
                                                                 1,222,128
                 HUMAN RESOURCES (0.4%)
     6,800       CDI Corp.* ..................................     177,820
     5,500       Manpower, Inc. ..............................     161,370
                                                                 ---------
                                                                   339,190
                 INDUSTRIAL
                  SERVICES (2.8%)
    12,000       ABM Industries Inc. .........................     169,200
     6,800       Aaron Rents, Inc. ...........................     156,400
    10,000       American National Financial, Inc. ...........     127,000
     3,500       Cintas Corp. ................................     146,720
     5,700       Coinstar, Inc.* .............................     146,946
     3,000       Emcor Group, Inc.* ..........................     149,100
     8,000       FTI Consulting, Inc.* .......................     318,080
     7,600       ICT Group, Inc.* ............................     153,900
     7,500       Jones Lang Lasalle Inc.* ....................     154,200
     9,000       Kroll Inc. * ................................     178,470
     5,000       PRG-Shultz International, Inc.* .............      61,900
     2,000       Shurgard Storage Centers, Inc. ..............      63,240
    10,000       Tier Technologies, Inc. Class "B"* ..........     189,200
     6,000       Unifirst Corp. ..............................     143,040
     5,000       World Fuel Services Corporation .............      96,500
                                                                 ---------
                                                                 2,253,896

    SHARES                                                         VALUE
--------------                                                   ---------------
                 INFORMATION
                  SERVICES (1.6%)
     6,000       Arbitron, Inc.* .............................   $ 204,600
     4,000       ChoicePoint, Inc.* ..........................     142,560
     8,000       Dun & Bradstreet Corp. (The)* ...............     268,880
     6,200       Equifax, Inc. ...............................     134,788
     8,000       FactSet Research Systems, Inc. ..............     212,400
     4,000       Moody's Corp. ...............................     194,000
     4,100       ProQuest Co.* ...............................     124,435
                                                                 ---------
                                                                 1,281,663
                 INSURANCE --
                  DIVERSIFIED (0.2%)
     9,700       Odyssey RE Holdings Corp. ...................     161,117

                 INSURANCE -- LIFE (0.5%)
     2,000       Prudential Financial, Inc. ..................      57,120
     8,400       Scottish Annuity Life
                  Holdings, Ltd.* ............................     143,220
     3,300       StanCorp Financial Group, Inc. ..............     174,570
                                                                 ---------
                                                                   374,910
                 INSURANCE -- PROPERTY/
                  CASUALTY (1.9%)
     4,600       Erie Indemnity Co. ..........................     191,636
     4,800       IPC Holdings, Ltd.* .........................     140,976
     3,700       Mercury General Corp. .......................     158,360
     7,200       Midland Co. .................................     121,176
    10,200       Ohio Casualty Corp.* ........................     166,056
     5,000       Old Republic International Corp. ............     141,900
     5,000       Philadelphia Consolidated
                  Holding Corp.* .............................     147,500
     4,000       RLI Corp. ...................................     214,600
     6,000       RenaissanceRe Holdings Ltd. .................     226,740
                                                                 ---------
                                                                 1,508,944
                 INTERNET (0.3%)
     7,000       Ticketmaster Class "B"* .....................     106,750
    17,000       United Online, Inc.* ........................     163,030
                                                                 ---------
                                                                   269,780
--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                         VALUE
--------------                                                  ----------------
                 MACHINERY (1.8%)
    10,200       AGCO Corp.* ................................   $ 236,640
     3,900       Actuant Corp. Class "A"* ...................     143,910
     2,800       Curtiss-Wright Corp. .......................     167,412
     4,000       Donaldson Co., Inc. ........................     137,320
     6,000       Graco Inc. .................................     148,800
     7,500       Lennox International, Inc. .................      99,225
     4,500       Manitowoc Co., Inc. (The) ..................     123,075
     7,300       Smith (A.O.) Corp. .........................     207,466
     6,000       Tractor Supply Co.* ........................     190,680
                                                                ---------
                                                                1,454,528
                 MANUFACTURED
                  HOUSING/RECREATIONAL
                  VEHICLE (0.9%)
     3,900       Oshkosh Truck Corp. ........................     219,960
     5,100       Skyline Corp. ..............................     138,669
     6,800       Thor Industries, Inc. ......................     236,368
     4,000       Winnebago Industries, Inc. .................     158,120
                                                                ---------
                                                                  753,117
                 MEDICAL SERVICES (5.3%)
     9,000       American Medical Systems
                  Holdings, Inc.* ...........................     186,750
     6,000       AMERIGROUP Corp.* ..........................     201,300
     2,336       Anthem, Inc.* ..............................     151,840
     6,000       Apria Healthcare Group, Inc.* ..............     141,360
    21,000       Bio-Reference Laboratories, Inc.* ..........     136,500
     6,300       Community Health Systems, Inc.* ............     167,769
     6,500       Coventry Health Care, Inc.* ................     211,250
     6,000       CTI Molecular Imaging, Inc.* ...............     151,800
       674       DaVita, Inc.* ..............................      15,906
    11,800       eResearch Technology, Inc.* ................     217,710
     6,500       First Health Group Corp.* ..................     176,280
     6,900       Gentiva Health Services Inc.* ..............      57,063
    14,000       Hanger Orthopedic Group, Inc.* .............     222,600
     6,300       Health Net, Inc.* ..........................     135,135
     5,200       IGEN International, Inc.* ..................     155,376
     8,400       LabOne, Inc.* ..............................     135,744

    SHARES                                                         VALUE
--------------                                                  ---------------
     2,234       Laboratory Corp. of America
                  Holdings* .................................   $  75,465
     6,500       Lincare Holdings, Inc.* ....................     201,855
     5,500       Mid Atlantic Medical Services, Inc.* .......     199,100
     5,700       Odyssey Healthcare, Inc.* ..................     170,715
     4,500       Radiologix, Inc.* ..........................      28,800
     5,000       Renal Care Group, Inc.* ....................     164,450
    10,000       Sierra Health Services, Inc.* ..............     179,400
     4,200       Triad Hospitals, Inc.* .....................     159,390
     7,700       United Surgical Partners
                  International, Inc.* ......................     169,631
     4,300       Universal Health Services, Inc.
                  Class "B"* ................................     219,945
    12,000       VCA Antech, Inc.* ..........................     148,080
     1,728       Wellpoint Health Networks, Inc.* ...........     126,662
                                                                ---------
                                                                4,307,876
                 MEDICAL SUPPLIES (4.6%)
     7,700       Advanced Neuromodulation
                  Systems, Inc.* ............................     256,256
     5,000       Bio-Rad Laboratories, Inc.
                  Class "A"* ................................     188,300
     6,750       Cantel Medical Corp.* ......................      68,175
     6,000       Charles River Laboratories
                  International, Inc.* ......................     235,500
     4,000       Cooper Companies, Inc. .....................     210,000
     5,500       DENTSPLY International, Inc. ...............     220,935
     6,000       Fisher Scientific International Inc.* ......     182,100
    10,000       Health Tronics Surgical
                  Services, Inc.* ...........................      83,700
     5,750       ICU Medical Inc.* ..........................     209,990
     7,000       IDEXX Laboratories, Inc.* ..................     216,636
     5,100       Inamed Corp.* ..............................     117,300
     2,967       Johnson & Johnson ..........................     160,455
     4,000       Medtronic, Inc. ............................     168,480
     4,800       Mentor Corp. ...............................     153,024
    10,543       Merit Medical Systems, Inc.* ...............     203,585
    22,000       Osteotech, Inc.* ...........................     113,520
     4,000       Patterson Dental Co.* ......................     204,720
     4,200       Henry Schein, Inc.* ........................     221,550
     8,400       STERIS Corp.* ..............................     209,244

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                       VALUE
--------------                                                -----------------
     5,600       Varian Medical Systems, Inc.* ............   $ 240,744
     3,700       West Pharmaceutical Services, Inc. .......      79,254
     2,500       Given Imaging Ltd.* ......................      24,775
                                                              ---------
                                                              3,768,243
                 METAL FABRICATING (0.2%)
     5,700       Reliance Steel & Aluminum Co., Inc.            124,545

                 NEWSPAPER (0.7%)
     2,700       Gannett Co., Inc. ........................     194,886
     5,100       Lee Enterprises, Inc. ....................     167,586
     3,000       McClatchy Co. Class "A" ..................     182,850
                                                              ---------
                                                                545,322
                 OFFICE EQUIPMENT &
                  SUPPLIES (0.6%)
    13,000       Ennis Business Forms, Inc. ...............     169,650
    10,000       Global Imaging Systems, Inc.* ............     188,800
    13,000       Moore Corporation Ltd.* ..................     127,400
                                                              ---------
                                                                485,850
                 OILFIELD SERVICES/
                  EQUIPMENT (0.3%)
     8,000       FMC Technologies, Inc.* ..................     134,080
     6,500       Tetra Technologies Inc.* .................     130,975
                                                              ---------
                                                                265,055
                 PACKAGING &
                  CONTAINER (1.5%)
     4,000       Ball Corp. ...............................     201,560
     2,800       Bemis Co., Inc. ..........................     138,320
     6,700       CLARCOR Inc. .............................     205,690
    10,000       Jarden Corp.* ............................     271,500
     7,000       Packaging Corp. of America* ..............     122,570
     9,000       Pactiv Corp.* ............................     148,050
     4,400       Silgan Holdings, Corp.* ..................     125,136
                                                              ---------
                                                              1,212,826

    SHARES                                                       VALUE
--------------                                                -----------------
                 PAPER & FOREST
                  PRODUCTS (0.2%)
    12,000       Sappi Ltd. (ADR) .........................   $ 137,400

                 PHARMACY SERVICES (0.4%)
     4,728       Accredo Health, Inc.* ....................     225,317
     6,600       Omnicare, Inc. ...........................     139,392
                                                              ---------
                                                                364,709
                 PETROLEUM --
                  PRODUCING (0.1%)
     8,000       Hurricane Hydrocarbons Ltd.* .............      78,560
     1,800       Quicksilver Resources, Inc.* .............      32,400
                                                              ---------
                                                                110,960
                 PRECISION
                  INSTRUMENT (0.4%)
     7,500       Garmin Ltd.* .............................     139,125
     6,000       Varian, Inc.* ............................     165,660
                                                              ---------
                                                                304,785
                 PUBLISHING (1.1%)
     6,400       Banta Corp. ..............................     227,200
     4,400       Deluxe Corp ..............................     198,264
     5,500       Harland (John H.) Co. ....................     149,325
     3,000       Meredith Corp. ...........................     129,150
     7,000       Wiley (John) & Sons, Inc. Class "A" ......     154,070
                                                              ---------
                                                                858,009
                 RAILROAD (0.2%)
     8,250       Genesee & Wyoming, Inc. Class "A"*             183,563
                 R.E.I.T. (1.4%)
    14,000       Anworth Mortgage Asset Corp. .............     170,660
     8,100       Capital Automotive REIT ..................     202,338
     6,000       Chelsea Property Group, Inc. .............     202,500
    17,000       MFA Mortgage Investments, Inc. ...........     137,700
     7,000       NovaStar Financial, Inc. .................     152,950
     4,500       PS Business Parks, Inc. ..................     153,000
     7,000       Thornburg Mortgage, Inc. .................     131,530
                                                              ---------
                                                              1,150,678
--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                       VALUE
--------------                                                -----------------
                 RECREATION (1.1%)
     6,000       Action Performance
                  Companies, Inc.* ........................   $ 154,200
     7,200       Brunswick Corp. ..........................     151,488
     2,000       Harley-Davidson, Inc. ....................      92,900
     2,800       Polaris Industries, Inc. .................     173,600
     5,800       SCP Pool Corp.* ..........................     158,978
    11,000       Shuffle Master, Inc.* ....................     204,710
                                                              ---------
                                                                935,876
                 RESTAURANT (2.7%)
     7,050       Applebee's International, Inc. ...........     154,536
     6,000       Bob Evans Farms, Inc. ....................     142,200
     5,450       Brinker International, Inc.* .............     141,155
     5,700       CBRL Group, Inc. .........................     130,074
     7,050       Darden Restaurants, Inc. .................     170,892
     6,500       Landry's Restaurants, Inc. ...............     146,835
    10,000       Lone Star Steakhouse & Saloon, Inc. ......     209,900
     7,700       O'Charley's, Inc.* .......................     144,306
     6,000       Panera Bread Co.-Class "A"* ..............     162,000
     7,800       RARE Hospitality
                  International, Inc.* ....................     182,676
    10,400       Ruby Tuesday, Inc. .......................     195,312
     6,750       Sonic Corp.* .............................     155,925
     9,600       Steak n Shake Co. (The)* .................     105,600
     4,800       Wendy's International, Inc. ..............     158,928
                                                              ---------
                                                              2,200,339
                 RETAIL BUILDING
                  SUPPLY (0.2%)
     4,700       Fastenal Co. .............................     148,426

                 RETAIL -- SPECIAL
                  LINES (6.7%)
    10,600       A. C. Moore Arts & Crafts, Inc.* .........     223,978
    13,300       Blue Rhino Corp.* ........................     203,357
    12,000       CSK Auto Corp.* ..........................     149,760
     7,000       Cato Corp. Class "A" .....................     132,860
    19,000       Charming Shoppes, Inc.* ..................     128,250
    15,000       Chico's FAS, Inc.* .......................     238,950
     8,700       Christopher & Banks Corp.* ...............     218,544
     7,000       Coach, Inc.* .............................     179,200

    SHARES                                                       VALUE
--------------                                                -----------------
     4,900       Dollar Tree Stores, Inc.* ................   $ 107,996
     8,700       Fossil, Inc.* ............................     174,435
    10,000       Guitar Center, Inc.* .....................     187,800
    11,200       Gymboree Corp. (The)* ....................     182,672
     9,500       Hancock Fabrics, Inc. ....................     153,425
    13,000       Hollywood Entertainment Corp.* ...........     188,760
     9,000       J. Jill Group, Inc. (The)* ...............     156,780
    10,000       Jo-Ann Stores, Inc. Class "A"* ...........     280,400
     5,600       Michaels Stores, Inc.* ...................     255,920
    10,500       Movie Gallery, Inc.* .....................     157,605
     1,933       99 Cents Only Stores* ....................      40,013
     4,400       O'Reilly Automotive, Inc.* ...............     125,928
    11,700       Party City Corp.* ........................     160,875
     7,500       Petco Animal Supplies, Inc.* .............     162,676
    14,000       PETsMART, Inc.* ..........................     249,340
    10,000       Pier 1 Imports, Inc. .....................     190,700
     6,000       Quiksilver, Inc.* ........................     135,540
     5,200       Ross Stores Inc. .........................     185,328
     3,500       Russ Berrie & Co., Inc. ..................     105,035
    10,000       Sharper Image Corp.* .....................     191,200
     9,000       TJX Companies, Inc. (The) ................     153,000
     5,000       Too, Inc.* ...............................     116,400
     3,000       Weight Watchers Intl. Inc.* ..............     130,080
     6,600       Williams-Sonoma, Inc.* ...................     155,958
                                                              ---------
                                                              5,422,765
                 RETAIL STORE (0.8%)
    11,000       Big Lots, Inc.* ..........................     174,130
     5,400       Family Dollar Stores, Inc. ...............     145,152
     6,375       Fred's Inc. Class "A" ....................     190,345
     2,000       Kohl's Corp.* ............................     121,620
     3,400       Lithia Motors, Inc.* .....................      57,834
                                                              ---------
                                                                689,081
                 SECURITIES
                  BROKERAGE (0.2%)
    10,000       Annaly Mortgage
                  Management, Inc. ........................     184,500

                 SEMICONDUCTOR (0.2%)
     7,500       Microchip Technology Inc.* ...............     153,375

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                       VALUE
--------------                                                -----------------
                 SHOE (0.7%)
     7,200       Brown Shoe Company, Inc. .................   $  128,880
     8,500       Kenneth Cole Productions
                  Class "A", Inc.* ........................      172,550
     6,800       K-Swiss Inc. Class "A" ...................      145,316
     5,000       Reebok International Ltd.* ...............      125,250
                                                              ----------
                                                                 571,996
                 STEEL -- GENERAL (0.5%)
     9,800       Commercial Metals Co. ....................      175,616
     5,500       Quanex Corp. .............................      190,850
     3,900       Steel Technologies, Inc. .................       66,144
                                                              ----------
                                                                 432,610
                 THRIFT (5.9%)
     5,700       American Financial Holdings, Inc. ........      173,337
     9,400       Anchor BanCorp Wisconsin Inc. ............      189,880
    14,000       BankAtlantic Bancorp, Inc.
                  Class "A" ...............................      125,720
    17,200       Brookline Bancorp, Inc. ..................      202,117
     5,200       Connecticut Bancshares, Inc. .............      192,556
     7,100       Fidelity Bankshares, Inc. ................      126,380
     5,000       First BanCorp ............................      209,660
     5,300       First Essex Bancorp Inc. .................      175,165
     6,100       First Financial Holdings, Inc. ...........      165,127
    10,575       Flagstar Bancorp, Inc. ...................      218,903
     7,400       Glacier Bancorp, Inc. ....................      168,572
     3,500       GreenPoint Financial Corp. ...............      146,090
     8,500       Harbor Florida Bancshares, Inc. ..........      173,825
    10,000       Hudson City Bancorp, Inc. ................      162,300
     7,100       Hudson River Bancorp, Inc. ...............      171,465
     5,000       IBERIABANK Corp.* ........................      188,150
     5,500       Independence Community
                  Bank Corp. ..............................      137,995
     8,000       New York Community Bancorp, Inc. .........      225,360
     8,400       Oriental Financial Group, Inc. ...........      184,800


    SHARES                                                       VALUE
--------------                                                -----------------
     5,500       PFF Bancorp, Inc. ........................   $  152,460
     4,600       Port Financial Corp. .....................      184,046
     4,000       Quaker City Bancorp, Inc.* ...............      132,680
     6,000       Roslyn Bancorp, Inc. .....................      104,460
     9,000       Seacoast Financial Services Corp. ........      180,630
    13,000       Sovereign Bancorp, Inc. ..................      167,700
     5,400       Staten Island Bancorp, Inc. ..............       93,960
     8,400       Sterling Financial Corp.* ................      152,292
    10,000       Waypoint Financial Corp ..................      168,600
     7,040       Washington Federal, Inc. .................      157,098
                                                              ----------
                                                               4,831,328
                 TIRE & RUBBER (0.1%)
     9,500       TBC Corp.* ...............................       98,515

                 TOILETRIES/
                  COSMETICS (0.6%)
     6,200       Chattem, Inc.* ...........................      253,146
     5,300       Helen of Troy Ltd.* ......................       60,425
     6,000       Regis Corp. ..............................      169,740
                                                              ----------
                                                                 483,311
                 TRUCKING/TRANSPORTATION
                  LEASING (1.3%)
     2,000       CNF, Inc. ................................       62,780
     9,000       Dollar Thrifty Automotive
                  Group, Inc.* ............................      144,450
     4,000       Landstar System, Inc.* ...................      196,800
     7,100       P.A.M Transporation Services, Inc.* ......      135,468
     3,000       Roadway Corp. ............................      110,040
    11,000       Werner Enterprises, Inc. .................      202,180
     6,600       Yellow Corp. .............................      194,753
                                                              ----------
                                                               1,046,471
                                                              ==========
                 TOTAL INVESTMENT
                  SECURITIES (89.0%)
                 (COST $68,183,736) .......................   72,280,553
                                                              ----------

--------------------------------------------------------------------------------
12

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

            PRINCIPAL
              AMOUNT                                                     VALUE
---------------------------------                                   ------------
REPURCHASE AGREEMENTS (11.5%)
(INCLUDING ACCRUED INTEREST)
$  4,700,000                      Collateralized by $3,440,000
                                   U.S. Treasury Bonds 10.375%,
                                   due 11/15/12, with a value of
                                   $4,791,275 (with Morgan
                                   Stanley, 1.820%, dated
                                   9/30/02, due 10/1/02, delivery
                                   value $4,700,238) .............. $ 4,700,238
   4,700,000                      Collateralized by $3,922,000
                                   U.S. Treasury Bonds 6.375%,
                                   due 8/15/27, with a value of
                                   $4,843,670 (with UBS
                                   Warburg LLC, 1.87%, dated
                                   9/30/02, due 10/1/02, delivery
                                   value $4,700,244) ..............   4,700,244
                                                                    -----------
                                                                      9,400,482
                                                                    -----------
EXCESS OF LIABILITIES OVER CASH
 AND OTHER ASSETS (-0.5%) ......................................... $  (421,483)
                                                                    -----------
NET ASSETS (100.0%) ............................................... $81,259,552
                                                                    ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER
 OUTSTANDING SHARE ($81,259,552 divided by
 4,795,754 SHARES OUTSTANDING) ..................................   $     16.94
                                                                    ===========


    * NON-INCOME PRODUCING

(ADR) AMERICAN DEPOSITARY RECEIPTS




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
   (Cost - $68,183,736) ........................   $72,280,553
Repurchase agreements
   (Cost - $9,400,482) .........................     9,400,482
Cash ...........................................        83,053
Receivable for capital shares sold .............       507,470
Receivable for securities sold .................       295,577
Dividends receivable ...........................        52,939
                                                   ------------
     TOTAL ASSETS ..............................    82,620,074
                                                   ------------
LIABILITIES:
Payable for securities purchased ...............     1,172,763
Payable for capital shares repurchased .........        88,801
Accrued expenses:
  Advisory fee payable .........................        51,415
  Service and distribution plan
     fees payable ..............................        17,138
  Other ........................................        30,405
                                                   ------------
     TOTAL LIABILITIES .........................     1,360,522
                                                   ------------
NET ASSETS .....................................   $81,259,552
                                                   ============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   4,795,754 shares) ...........................   $     4,797
Additional paid-in capital .....................    80,830,284
Accumulated net investment loss ................       (62,766)
Undistributed net realized gain
   on investments ..............................    (3,609,580)
Net unrealized appreciation of
   investments .................................     4,096,817
                                                   ------------
NET ASSETS .....................................   $81,259,552
                                                   ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($81,259,552 divided by
   4,795,754 SHARES OUTSTANDING) ...............   $     16.94
                                                   ============



STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Dividend income (net of foreign
   withholding tax of $731) ................   $    432,594
Interest income ............................         54,672
                                               ------------
     Total Income ..........................        487,266
                                               ------------
EXPENSES:
Advisory fee ...............................        298,855
Service and distribution plan fee ..........         99,618
Custodian fees .............................         40,459
Auditing and legal fees ....................         25,706
Insurance, dues and other ..................         19,832
Accounting and bookkeeping expense .........         16,200
Registration and filing fees ...............         15,981
Transfer agent fees ........................         13,469
Directors' fees and expenses ...............         10,264
Printing ...................................          8,293
Postage ....................................          2,229
                                               ------------
     Total expenses before custody
        credits ............................        550,906
     Less: custody credits .................           (874)
                                               ------------
     Net Expenses ..........................        550,032
                                               ------------
NET INVESTMENT LOSS ........................        (62,766)
                                               ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net Realized Loss ..........................     (4,556,282)
Change in Net Unrealized
   Appreciation ............................     (9,936,181)
                                               ------------
NET REALIZED LOSS AND CHANGE IN
   NET UNREALIZED APPRECIATION
   ON INVESTMENTS ..........................    (14,492,463)
                                               ------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................   $(14,555,229)
                                               ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------


                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                          SEPTEMBER 30, 2002        MARCH 31,
                                                                              (UNAUDITED)             2002
                                                                         --------------------   ----------------
OPERATIONS:
 Net investment loss .................................................      $     (62,766)       $    (384,181)
 Net realized (loss) gain on investments .............................         (4,556,282)           1,291,086
 Change in net unrealized appreciation ...............................         (9,936,181)           7,368,277
                                                                            -------------        -------------
 Net (decrease) increase in net assets from operations ...............        (14,555,229)           8,275,182
                                                                            -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................                 --             (282,989)
                                                                            -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         80,381,297           67,419,714
 Proceeds from reinvestment of distributions to shareholders .........                 --              280,472
 Cost of shares repurchased ..........................................        (56,131,986)         (46,147,958)
                                                                            -------------        -------------
 Net increase from capital share transactions ........................         24,249,311           21,552,228
                                                                            -------------        -------------
TOTAL INCREASE IN NET ASSETS .........................................          9,694,082           29,544,421
NET ASSETS:
 Beginning of period .................................................         71,565,470           42,021,049
                                                                            -------------        -------------
 End of period .......................................................      $  81,259,552        $  71,565,470
                                                                            -------------        -------------
Accumulated net investment (loss), at end of period ..................      $     (62,766)       $          --
                                                                            =============        =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
16

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock, were as follows:

                                 SIX MONTHS ENDED      YEAR ENDED
                                SEPTEMBER 30, 2002     MARCH 31,
                                    (UNAUDITED)           2002
                               --------------------   -----------
Shares sold ................         4,350,684        3,541,534
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........                --           14,151
                                     ---------        ---------
                                     4,350,684        3,555,685
Shares repurchased .........         3,107,342        2,525,477
                                     ---------        ---------
Net increase ...............         1,243,342        1,030,208
                                     =========        =========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                    SIX MONTHS ENDED
                                   SEPTEMBER 30, 2002
                                      (UNAUDITED)
                                  -------------------
PURCHASES:
Investment Securities .........       $56,441,007
                                      ===========
SALES:
Investment Securities .........       $33,389,403
                                      ===========

4. INCOME TAXES
At September 30, 2002, information on the tax components of capital is as follows: (unaudited)

Cost of investments for tax purposes .........   $77,586,167
                                                 ===========
Gross tax unrealized appreciation ............     9,122,914
Gross tax unrealized depreciation ............     5,028,046
                                                 -----------
Net tax unrealized appreciation on
   investments ...............................   $ 4,094,868
                                                 ===========

5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $298,855 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2002. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2002, fees amounting to $99,618 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2002, the Fund's expenses were reduced by $874 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. The Fund paid $14,543 to the Distributor for reimbursement of trading services performed on behalf of the Fund.

At September 30, 2002, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,426,446 shares of the Fund's capital stock, representing 29.7% of the outstanding shares.


--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                               SIX MONTHS
                                  ENDED                                 YEARS ENDED MARCH 31,
                           SEPTEMBER 30, 2002   -------------------------------------------------------------------------
                               (UNAUDITED)       2002           2001           2000              1999              1998
                           ==============================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ..................   $ 20.15         $ 16.66        $ 24.97        $ 13.24           $ 13.37           $ 12.67
                                -------         -------        -------        -------           -------           -------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment loss .......      (.01)           (.11)          (.19)          (.15)(3)          (.11)(3)          (.15)
  Net gains or (losses) on
    securities (both realized
    and unrealized) .........     (3.20)           3.70          (5.13)         12.39               .21              3.34
                                -------         -------        -------        -------           -------           -------
Total from investment
 operations .................     (3.21)           3.59          (5.32)         12.24               .10              3.19
                                -------         -------        -------        -------           -------           -------
LESS DISTRIBUTIONS:
  Distributions from
    realized gains ..........        --            (.10)         (2.99)          (.51)             (.23)            (2.49)
                                -------         -------        -------        -------           -------           -------
NET ASSET VALUE,
 END OF PERIOD ..............   $ 16.94         $ 20.15        $ 16.66        $ 24.97           $ 13.24           $ 13.37
                                =======         =======        =======        =======           =======           =======
TOTAL RETURN ................    (15.93)%+        21.55%        (21.86)%        93.59%             1.01%            27.50%
                                =======         =======        =======        =======           =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) .............   $81,260         $71,565        $42,021        $50,784           $21,561           $21,490
Ratio of operating expenses
 to average net assets ......      1.38%*(2)       1.48%(2)       1.48%(2)       1.34%(2)(3)       1.34%(2)(3)       1.81%(1)
Ratio of net investment loss
 to average net assets ......     (0.16)%*        (0.75)%        (0.97)%        (0.96)%(3)        (0.90)%(3)        (1.10)%
Portfolio turnover rate .....        46%+           130%           111%           104%              203%              149%


 +  NOT ANNUALIZED

 *  ANNUALIZED

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002, AND FOR THE YEAR ENDED MARCH 31, 2002, 1.46%* FOR THE YEAR ENDED MARCH 31, 2001, 1.32% FOR THE YEAR ENDED MARCH 31, 2000, AND 1.29% FOR THE YEAR ENDED MARCH 31, 1999.

(3) NET OF WAIVED ADVISORY FEE AND SERVICE AND DISTRIBUTION PLAN FEES. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 1999, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.21) AND $(.18), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.69% AND 1.91%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)% AND (1.47)%, RESPECTIVELY.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

--------------------------------------------------------------------------------














                 (This page has been left blank intentionally.)

















--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
20